Summary of Significant Accounting Policies - Estimated Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2019
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Furniture and fixture [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Furniture and fixture [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Term of the lease